UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
OPERATING ACTIVITIES
Net income/(loss)	$ 570,439	$ (214,676)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	52,999	54,222
Amortization of deferred charges and guarantees, net	1,311	3,173
Equity in net losses of affiliates	(157)	261
Dividends received from discontinued operations		0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(568,164)	177,040
Dry-docking expenditure	(1,591)	(7,543)
Compensation cost related to employee stock awards	1,881	2,771
Net foreign exchange losses	627	302
Change in fair value of investment in listed equity securities	86,664	0
Change in fair value of other derivative instruments	(16,804)	48,575
Changes in assets and liabilities:
Trade accounts receivable	3,543	6,907
Inventories	339	(2,443)
Other current and non-current assets	8,154	(9,127)
Amounts due to/from related companies	(9,157)	(6,642)
Trade accounts payable	(2,557)	2,818
Accrued expenses	(4,678)	6,009
Other current and non-current liabilities	68,991	(55,849)
Net cash provided by operating activities	110,650	45,878
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Additions to vessels and equipment	(925)	(3,529)
Additions to assets under development	(168,392)	(155,236)
Additions to investments in affiliates	(8,625)	(8,042)
Proceeds from subscription of equity interest in Gimi MS Corporation	12,812	0
Net cash used in continuing investing activities	(165,130)	(166,807)
Net Cash Provided by (Used in) Investing Activities, Discontinued Operations [Abstract]
Additions to investments in affiliates	(8,625)	(8,042)
Dividends received		0
Short-term loan advanced to related parties		0
Proceeds from repayment of short-term loan advanced to related parties		0
Net cash provided by discontinued investing activities	122,063	6,794
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	121,363	511,375
Repayments of short-term and long-term debt	(102,972)	(511,792)
Cash dividends paid	(16,702)	(9,762)
Financing costs paid	(3,776)	(4,252)
Purchase of treasury shares	(17,828)	(16,650)
Net cash used in financing activities	(19,915)	(31,081)
Net increase/(decrease) in cash, cash equivalents and restricted cash	47,668	(145,216)
Cash, cash equivalents and restricted cash at beginning of period	290,872	410,412
Cash, cash equivalents and restricted cash at end of period	338,540	265,196
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	207,272	128,661
Restricted cash and short-term deposits	58,421	75,106
Restricted cash (non-current portion)	72,847	61,429
Cash, cash equivalents, restricted cash and restricted cash equivalents	338,540	265,196
Discontinued Operations
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Dividends received from discontinued operations	0	460
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Additions to investments in affiliates	0	(2,410)
Net Cash Provided by (Used in) Investing Activities, Discontinued Operations [Abstract]
Additions to investments in affiliates	0	(2,410)
Dividends received	460	9,204
Net proceeds from disposals of investments in affiliates	121,603	0
Short-term loan advanced to related parties	0	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	0	40,000
Oil Derivative
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in fair value of other derivative instruments	$ (81,190)	$ 39,620